Restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash [Abstract]
Summary of Restricted Cash

	December 31, 2018	December 31, 2017
Current:
Restricted cash deposits - Greece	$296	$310
	296	310
Non-current:
Restricted credit card deposits	58	43
Restricted cash related to Letter of Guarantee - Greece	10,670	9,743
Environmental guarantee deposits	2,721	2,831
	$13,449	$12,617